Stock-Based Compensation (Details) - USD ($)				1 Months Ended				3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Feb. 04, 2022	Feb. 01, 2022	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jul. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Stock-Based Compensation (Details) [Line Items]
Sale of common stock (in Shares)										723,008
Amortized value								$ 163,347	$ 163,348		$ 497,302	$ 497,303
Deferred compensation								176,196			176,196
Issue of share (in Shares)					150,000
Common stock value					$ 300,000				300,000			300,000
Expensed								$ 50,000			$ 208,000
Stock issued during period (in Shares)											150,000
Expiring year								10 years
Stock based compensation expense description						In December 2021, the Company issued options to purchase common stock to two directors in increments of 125,000 each. The options have an exercise price of $2.00, expire in 10 years, vest 12,500 options per quarter in the first year and 9,375 per quarter for the following two years.In February of 2022, the company granted 16,750 in options to one director and 15,500 to another director at a price of $2.00 per share, for committee service. These options are subject to quarterly vesting over four quarters and expire in 10 years.							the Company issued an option to purchase 10,000 shares of common stock to a director at a price of $2.00 per share, expiring in 10 years, and an option to purchase 10,000 shares of common stock to an advisor at a price of $2.00 per share expiring in 5 years. These options vested over periods ranging from one month to three months.In December of 2021, the Company issued options to purchase common stock to two directors in increments of 125,000 each. The options have an exercise price of $2.00, expire in 10 years, vest 12,500 options per quarter in the first year and 9,375 per quarter for the following two years. In February of 2022, the company granted 16,750 in options to one director and 15,500 to another director at a price of $2.00 per share, for committee service. These options are subject to quarterly vesting over four quarters and expire in 10 years.On February 1, 2022, the Company entered into a consulting advisory agreement which grants 2,500 options with every patent filing. On February 4, 2022, the advisor was granted 2,500 options with an exercise price of $2.00 and an expiration date of ten years.In April of 2022, the Company issued 513,000 options to purchase common stock to employees. The options have an exercise price of $2.00 and expire in 10 years with 25% vesting after one year and the remainder scheduled to vest each quarter for three years, subject to the continued status as an employee to the Company through each vesting date.The estimated weighted average fair value of the options granted during the twelve months ended June 30, 2022 were approximately $1.50 per share.
Grants option shares (in Shares)										723,008
Option grant								$ 127,102	$ 41,114		$ 304,553	$ 70,783
Unrecognized stock-based compensation expense											$ 1,292,801
Average expected recognition period											2 years 9 months 18 days		3 years 2 months 12 days
Fair value excess per share (in Dollars per share)											$ 2		$ 2
Fair value excess per share (in Dollars per share)
Excess of fair value price per share (in Dollars per share)											$ 3.6
Deferred stock based compensation													$ 1,372,435
Stock based compensation										$ 36,473			662,464
Deferred compensation													673,498
Deferred compensation expected expenses													662,464
Stock-based compensation expenses for options granted													204,011
Unrecognized stock-based compensation expense													$ 1,018,014
Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Deferred compensation								$ 92,000			$ 92,000
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Excess of fair value price per share (in Dollars per share)										$ 0.0104
Vesting terms										2 years			2 years
Fair value excess per share (in Dollars per share)	$ 3
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Excess of fair value price per share (in Dollars per share)										$ 0.0195
Vesting terms										4 years			4 years
Fair value excess per share (in Dollars per share)											$ 3.6
Director [Member]
Stock-Based Compensation (Details) [Line Items]
Excess of fair value price per share (in Dollars per share)							$ 2
Issued shares (in Shares)							10,000
Expiring year							10 years
Advisor [Member]
Stock-Based Compensation (Details) [Line Items]
Excess of fair value price per share (in Dollars per share)							$ 2
Issued shares (in Shares)							10,000
Expiring year		10 years					5 years
Grants option shares (in Shares)		2,500
Exercise price per share (in Dollars per share)		$ 2
Employees [Member]
Stock-Based Compensation (Details) [Line Items]
Issued shares (in Shares)				513,000
Expiring year				10 years
Exercise price per share (in Dollars per share)				$ 2
Vesting percentage				25.00%
Employees and Directors [Member]
Stock-Based Compensation (Details) [Line Items]
Issued shares (in Shares)								109,750			109,750
Expiring year								10 years
Exercise price per share (in Dollars per share)								$ 3
Non-Employee Advisors [Member]
Stock-Based Compensation (Details) [Line Items]
Issued shares (in Shares)								37,500			37,500
Exercise price per share (in Dollars per share)								$ 3
Advisory Agreement [Member]
Stock-Based Compensation (Details) [Line Items]
Grants option shares (in Shares)			2,500